Revenue from Contract with Customers	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customers [abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the six months ended September 30, 2023 and ended September 30, 2022:

Disaggregated revenue information	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(In USD)	(In USD)
Types services
Subscription Income	6,760,470	7,100,862
Carriage/Placement fees	2,548,959	1,635,824
Advertisement Income	244,074	827,517
Telemedicine service charges	—	—
Device activation fees	106,828	207,293

Total revenue from contract with customers	9,660,331	9,771,496

Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	9,660,331	9,771,496
	9,660,331	9,771,496

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,344,995	$2,549,041
Receivables, acquired in a business combination	—	—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the year ended March 31, 2023 and for the year ended March 31, 2022:

Disaggregated revenue information	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Types of services:
Subscription Income	$13,930,887	$—
Carriage/Placement fees	3,406,204	—
Advertisement Income	1,413,553	—
Telemedicine service charges	—	50,630
Activation Installation Fees	257,540	—
Total Revenue from customers	$19,008,184	$50,630

Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$19,008,184	$50,630
Total	$19,008,184	$50,630

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$1,831,724	$—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.

The Company has modified its earlier arrangement with its erstwhile partner and has simultaneously acquired controlling stake in Sri Sai, vide the modification agreement and the share purchase agreement. The modification effective date is April 1, 2022 and the acquisition effective date is also April 1, 2022. Refer to Note 23 and Note 23B for details on the modification and acquisition. In pursuant with the modification agreement, the Company has acquire Sri Sai, an active MSO licensed company performing obligations as provided in the customer contracts and providing distinct telecast/streaming services to its subscribers.

For the year ended March 31, 2023, the revenue from Sri Sai operational activity is recorded as Revenue from Contract with Customers, as per the IFRS 15. The five steps mentioned in the IFRS 15 is met and satisfied by Sri Sai in respect of its business operation of providing streaming cable services to its subscriber base (five steps in IFRS are as under: (i)identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognise revenue when the entity satisfies a performance obligation).